Net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income	$ 120,805	$ 71,396	$ 5,781
Basic net income attributable to Preferred shareholders	0	0	15,125
Basic net income attributable to Restricted sponsor shares	4,694	963	0
Basic net income (loss) attributable to Ordinary shareholders	$ 116,111	$ 70,433	$ (9,344)
Denominator:
Weighted average number of ordinary shares used in computing basic net income (loss) per share (in shares)	182,693,375	144,002,394	123,696,624
Basic net income (loss) per ordinary share (in USD per share)	$ 0.64	$ 0.49	$ (0.08)
Weighted average number of ordinary shares used in computing diluted net income (loss) per share (in shares)	195,393,558	161,538,579	123,696,624
Diluted net income (loss) per share (in USD per share)	$ 0.59	$ 0.44	$ (0.08)